S000093541 [Member] Expense Example - NexPoint Credit Catalyst Fund	Jun. 30, 2026 USD ($)
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 167
Expense Example, with Redemption, 3 Years	897
Expense Example, with Redemption, 5 Years	1,650
Expense Example, with Redemption, 10 Years	3,634
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	741
Expense Example, with Redemption, 3 Years	1,495
Expense Example, with Redemption, 5 Years	2,267
Expense Example, with Redemption, 10 Years	4,278
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	367
Expense Example, with Redemption, 3 Years	1,189
Expense Example, with Redemption, 5 Years	2,121
Expense Example, with Redemption, 10 Years	$ 4,492